UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2011*

*	This Form N-Q pertains to the following series of the Registrant: MFS Commodity Strategy Fund. The remaining series of the Registrant, MFS Diversified Target Return Fund, has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Commodity Strategy Fund

1/31/11
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11

Issuer	Shares/Par	Value ($)
Bonds – 48.2%
Asset-Backed & Securitized – 4.4%
Bank of Nova Scotia, 1.45%, 2013 (n)	$620,000	$621,808
BMW Vehicle Lease Trust, 0.58%, 2012	1,100,000	1,100,359
BNP Paribas Home Loan, 2.2%, 2015 (n)	1,000,000	958,606
Canadian Imperial Bank of Commerce, 2%, 2013 (n)	750,000	763,035
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	550,000	555,500
Chrysler Financial Auto Securitization Trust, 0.69%, 2013	1,000,000	1,000,133
Compagnie de Financement Foncier, 2.125%, 2013 (n)	700,000	706,292
Compagnie de Financement Foncier, FRN, 1.053%, 2012 (n)	700,000	699,269
Crest G-Star, 2001-1A, “A”, CDO, FRN, 0.761%, 2016 (z)	514,767	509,684
DnB Nor Boligkreditt AS, 2.1%, 2015 (n)	700,000	677,046
Ford Credit Auto Lease Trust, “A2”, 0.75%, 2012 (n)	1,000,000	999,839
Harley-Davidson Motorcycle Trust, “A2”, 0.83%, 2012	620,000	620,037
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	510,000	517,803
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	600,000	600,656
Nissan Auto Lease Trust, “A2”, 0.9%, 2013	429,000	429,214
Stadshypotek AB, 0.852%, 2013 (n)	800,000	798,932

		$11,558,213

Automotive – 0.7%
American Honda Finance Corp., 1.625%, 2013 (n)	$700,000	$703,127
Nissan Motor Acceptance Corp., 3.25%, 2013 (n)	500,000	514,816
Toyota Motor Credit Corp., 3.2%, 2015	600,000	620,525

		$1,838,468

Broadcasting – 0.1%
NBC Universal, Inc., 2.1%, 2014 (n)	$400,000	$398,263

Brokerage & Asset Managers – 0.5%
BlackRock, Inc., 3.5%, 2014	$750,000	$785,341
Franklin Resources, Inc., 2%, 2013	500,000	506,256

		$1,291,597

Cable TV – 0.4%
Comcast Corp., 5.3%, 2014	$600,000	$656,168
DIRECTV Holdings LLC, 4.75%, 2014	500,000	536,119

		$1,192,287

Chemicals – 0.8%
Dow Chemical Co., 7.6%, 2014	$500,000	$580,956
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	720,000	783,795
PPG Industries, Inc., 5.75%, 2013	621,000	672,672

		$2,037,423

Computer Software – 0.3%
Adobe Systems, Inc., 3.25%, 2015	$700,000	$714,217

Conglomerates – 0.2%
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	$500,000	$601,689

Consumer Products – 0.9%
Clorox Co., 5%, 2013	$670,000	$716,228
Newell Rubbermaid, Inc., 5.5%, 2013	500,000	537,444
Phillips Electronics N.V., 7.25%, 2013	600,000	684,313
Whirlpool Corp., 8%, 2012	370,000	397,038

		$2,335,023

Consumer Services – 0.2%
Ebay Inc., 0.875%, 2013	$650,000	$645,076

MFS Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Defense Electronics – 0.2%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$600,000	$644,265

Electronics – 0.5%
Broadcom Corp., 1.5%, 2013 (z)	$600,000	$597,337
Tyco Electronics Ltd., 6%, 2012	600,000	644,221

		$1,241,558

Emerging Market Quasi-Sovereign – 0.4%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$101,000	$98,959
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	580,000	622,107
Petrobras International Finance Co., 3.875%, 2016	325,000	328,081

		$1,049,147

Emerging Market Sovereign – 0.2%
State of Qatar, 5.15%, 2014 (n)	$600,000	$646,500

Energy - Integrated – 1.3%
BP Capital Markets PLC, 3.125%, 2015	$600,000	$607,935
Cenovus Energy, Inc., 4.5%, 2014	500,000	540,756
ConocoPhillips, 4.75%, 2014	365,000	398,804
Royal Dutch Shell PLC, 3.1%, 2015	580,000	598,454
Statoil A.S.A., 2.9%, 2014	700,000	725,012
TOTAL S.A., 3%, 2015	520,000	533,689

		$3,404,650

Financial Institutions – 0.7%
General Electric Capital Corp., 5.45%, 2013	$750,000	$808,241
General Electric Capital Corp., 1.875%, 2013	540,000	541,504
NYSE Euronext, Inc., 4.8%, 2013	600,000	645,736

		$1,995,481

Food & Beverages – 3.5%
Anheuser-Busch InBev S.A., 3%, 2012	$600,000	$619,615
Cadbury Schweppes U.S. Finance, 5.125%, 2013	700,000	749,366
Cargill, Inc., 6.375%, 2012 (n)	925,000	986,957
Coca Cola Co., 0.75%, 2013	700,000	691,637
Conagra Foods, Inc., 5.875%, 2014	600,000	664,659
Dr. Pepper Snapple Group, Inc., 2.35%, 2012	600,000	613,824
General Mills, Inc., 5.25%, 2013	600,000	658,923
H.J. Heinz Co., 6.625%, 2011	600,000	616,160
H.J. Heinz Co., 5.35%, 2013	600,000	657,052
Miller Brewing Co., 5.5%, 2013 (n)	600,000	650,894
PepsiAmericas, Inc., 4.375%, 2014	700,000	758,839
Pepsico, Inc., 0.875%, 2013	700,000	693,006
Wm. Wrigley Jr. Co., 2.45%, 2012 (n)	800,000	804,866

		$9,165,798

Food & Drug Stores – 0.2%
CVS Caremark Corp., 3.25%, 2015	$600,000	$612,050

Industrial – 0.2%
Cornell University, 4.35%, 2014	$465,000	$502,102

Insurance – 1.5%
Aflac, Inc., 3.45%, 2015	$700,000	$720,797
American International Group, Inc., 3.65%, 2014	280,000	288,093
Lincoln National Corp., 4.3%, 2015	250,000	257,916
MassMutual Global Funding, FRN, 0.802%, 2013 (n)	600,000	599,202
Metlife, Inc., FRN, 1.535%, 2013	1,390,000	1,411,642

MFS Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – continued
Prudential Financial, Inc., 3.625%, 2012	$700,000	$726,090

		$4,003,740

Insurance - Health – 0.2%
UnitedHealth Group, Inc., 4.875%, 2013	$479,000	$513,562

Insurance - Property & Casualty – 0.4%
ACE INA Holdings, Inc., 2.6%, 2015	$550,000	$542,426
Aon Corp., 3.5%, 2015	600,000	604,778

		$1,147,204

International Market Quasi-Sovereign – 6.2%
ANZ National Bank Ltd. Group, 3.25%, 2012 (n)	$1,000,000	$1,027,987
Bank of Ireland, 2.75%, 2012 (n)	700,000	669,388
Commonwealth Bank of Australia, 2.4%, 2012 (n)	1,000,000	1,017,065
Danske Bank A/S, FRN, 0.634%, 2012 (n)	200,000	199,620
Electricite de France PLC, 5.5%, 2014 (n)	650,000	716,996
Finance for Danish Industry A.S., FRN, 0.672%, 2013 (n)	1,500,000	1,498,290
ING Bank N.V., 3.9%, 2014 (n)	1,250,000	1,338,573
KfW Bankengruppe, 1.375%, 2013	1,100,000	1,110,090
KfW Bankengruppe, 3.5%, 2014	1,250,000	1,332,368
Kommunalbanken AS, 1.75%, 2015 (n)	1,200,000	1,169,083
Landwirtschaftliche Rentenbank, 5%, 2013	1,100,000	1,187,663
Nationwide Building Society, 2.5%, 2012 (n)	240,000	245,446
Oesterreichische Kontrollbank AG, 4.75%, 2012	1,000,000	1,065,427
Royal Bank of Scotland PLC, FRN, 0.985%, 2012 (n)	700,000	704,551
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	1,400,000	1,478,729
Swedbank AB, 2.8%, 2012 (n)	1,250,000	1,278,939
Vestjysk Bank A/S, FRN, 0.851%, 2013 (n)	350,000	352,739

		$16,392,954

International Market Sovereign – 0.8%
Kingdom of Spain, 2%, 2012 (n)	$1,000,000	$983,245
Republic of Finland, 1.25%, 2015 (n)	1,300,000	1,256,077

		$2,239,322

Local Authorities – 0.4%
Province of Ontario, 4.5%, 2015	$1,000,000	$1,093,026

Major Banks – 2.5%
ABN Amro Bank N.V., FRN, 1%, 2014 (z)	$530,000	$528,927
ANZ National (International) Ltd., 1.303%, 2013 (n)	870,000	868,767
Bank of Tokyo-Mitsubishi UFJ, 1.6%, 2013 (n)	700,000	698,397
BB&T Corp., 6.5%, 2011	650,000	668,283
Commonwealth Bank of Australia, 3.75%, 2014 (n)	600,000	628,824
ING Bank N.V., 1.623%, 2013 (n)	750,000	748,985
KeyCorp, 3.75%, 2015	650,000	658,470
Royal Bank of Scotland PLC, FRN, 2.704%, 2013	600,000	609,695
Societe Generale North America, Inc., 0.803%, 2012	830,000	829,835
Standard Chartered PLC, 3.85%, 2015 (n)	420,000	432,308

		$6,672,491

Medical & Health Technology & Services – 0.3%
Covidien International Finance SA, 5.45%, 2012	$650,000	$698,855

Metals & Mining – 0.5%
Anglo American Capital, 2.15%, 2013 (n)	$600,000	$606,806
ArcelorMittal, 3.75%, 2015	650,000	657,665

		$1,264,471

MFS Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 4.1%
Fannie Mae, 4.5%, 2024	$5,104,847	$5,354,152
Fannie Mae, 4%, 2025	284,795	294,570
Fannie Mae, 4.5%, 2025	1,426,060	1,495,704
Freddie Mac, 4%, 2025	3,520,524	3,622,106

		$10,766,532

Natural Gas - Pipeline – 0.4%
Energy Transfer Partners LP, 8.5%, 2014	$500,000	$592,405
Enterprise Products Operating LP, 3.7%, 2015	500,000	517,381

		$1,109,786

Network & Telecom – 1.1%
AT&T, Inc., 6.7%, 2013	$600,000	$682,605
CenturyLink, Inc., 7.875%, 2012	380,000	411,013
France Telecom, 2.125%, 2015	700,000	683,962
TELUS Corp., 8%, 2011	291,000	297,846
Verizon Communications, Inc, 5.25%, 2013	700,000	761,039

		$2,836,465

Oil Services – 0.4%
Noble Corp., 5.875%, 2013	$780,000	$851,745
Noble Corp., 3.45%, 2015	260,000	266,924

		$1,118,669

Other Banks & Diversified Financials – 1.0%
American Express Centurion Bank, 5.55%, 2012	$600,000	$640,723
Banco Santander Chile, FRN, 1.302%, 2011 (n)	650,000	649,781
Banco Santander U.S. Debt S.A.U., 2.991%, 2013 (n)	400,000	386,090
Nordea Bank AB, 1.75%, 2013 (n)	700,000	697,273
Svenska Handelsbanken AB, 2.875%, 2012 (n)	250,000	255,781

		$2,629,648

Pharmaceuticals – 0.6%
Celgene Corp., 2.45%, 2015	$532,000	$519,020
Novartis AG, 4.125%, 2014	700,000	752,003
Roche Holding, Inc., 5%, 2014 (n)	400,000	438,146

		$1,709,169

Printing & Publishing – 0.4%
Pearson PLC, 7%, 2011 (n)	$700,000	$715,600
Reed Elsevier Capital, 6.75%, 2011	255,000	262,758

		$978,358

Real Estate – 0.1%
HCP Inc., REIT, 2.7%, 2014	$180,000	$181,386

Retailers – 1.0%
AutoZone, Inc., 6.5%, 2014	$655,000	$727,255
Home Depot, Inc., 5.25%, 2013	660,000	727,582
Staples, Inc., 9.75%, 2014	600,000	731,178
Wesfarmers Ltd., 6.998%, 2013 (n)	400,000	441,904

		$2,627,919

Specialty Stores – 0.2%
Best Buy Co., Inc., 6.75%, 2013	$519,000	$574,639

Supermarkets – 0.6%
Kroger Co., 5%, 2013	$200,000	$215,138
Safeway, Inc., 5.8%, 2012	700,000	750,174

MFS Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Supermarkets – continued
Woolworths Ltd., 2.55%, 2015 (n)	$600,000	$596,481

		$1,561,793

Supranational – 0.4%
European Investment Bank, 1.25%, 2013	$1,170,000	$1,174,974

Telecommunications - Wireless – 0.4%
Crown Castle Towers LLC, 3.214%, 2035 (n)	$310,000	$308,814
Vodafone Group PLC, 4.15%, 2014	630,000	670,850

		$979,664

Tobacco – 0.4%
Altria Group, Inc., 8.5%, 2013	$500,000	$590,693
B.A.T. International Finance PLC, 8.125%, 2013 (n)	500,000	585,160

		$1,175,853

Transportation - Services – 0.2%
ERAC USA Finance Co., 2.75%, 2013 (n)	$260,000	$264,752
ERAC USA Finance Co., 2.25%, 2014 (z)	250,000	250,571

		$515,323

U.S. Government Agencies and Equivalents – 0.8%
Freddie Mac, 4.5%, 2013	$2,000,000	$2,149,860

U.S. Treasury Obligations – 5.3%
U.S. Treasury Notes, 0.375%, 2012 (f)	$9,000,000	$8,990,856
U.S. Treasury Notes, 0.375%, 2012	5,000,000	4,991,795

		$13,982,651

Utilities - Electric Power – 2.3%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$330,000	$352,600
Duke Energy Corp., 6.3%, 2014	746,000	836,126
Duquesne Light Co., 6.7%, 2012	600,000	635,689
EDP Finance B.V., 5.375%, 2012 (n)	500,000	514,100
Enel Finance International S.A., 5.7%, 2013 (n)	400,000	422,092
Entergy Corp., 3.625%, 2015	650,000	649,160
Exelon Generation Co. LLC, 5.35%, 2014	600,000	653,422
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	560,000	560,638
PSEG Power LLC, 7.75%, 2011	470,000	476,565
Southern Co., 2.375%, 2015	1,000,000	992,195

		$6,092,587

Total Bonds		$128,064,708

Commodity Linked Structured Notes (x) – 46.4%
Bank of America - DJUBENTR Linked, FRN, 0.011%, 2011 (n)	$10,000,000	$11,959,285
Barclays Bank PLC - DJUBENTR Linked, FRN, 0.12%, 2012 (n)	2,600,000	2,719,089
Barclays Bank PLC - DJUBENTR Linked, FRN, 0.11%, 2011 (n)	5,400,000	7,865,648
Citigroup Funding Inc. - DJUBPRTR Linked, FRN, 0%, 2011	7,150,000	11,298,430
Credit Suisse First Boston - DJUBSTR Linked, FRN, 0.061%, 2011 (n)	10,000,000	19,612,391
Deutsche Bank AG - DJUBINTR Linked, FRN, 0.101%, 2011	5,200,000	11,267,565
Goldman Sachs Group, Inc. - DJUBSOTR Linked, FRN, 0.034%, 2011	8,000,000	10,893,373
JP Morgan - DJUBINTR Linked, FRN, 0.103%, 2011 (n)	4,600,000	9,404,990
JP Morgan - DJUBSTR Linked, FRN, 0.213%, 2011 (n)	4,600,000	5,476,816
Morgan Stanley - DJUBGRTR Linked, FRN, 1%, 2011 (n)	7,000,000	20,478,500
UBS AG - DJUBGRTR Linked, FRN, 0.121%, 2011 (n)	3,200,000	9,190,862
UBS AG - DJUBSTR Linked, FRN, 0.11%, 2011 (n)	2,400,000	2,857,016

Total Commodity Linked Structured Notes		$123,023,965

Money Market Funds (v) – 5.3%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	14,062,090	$14,062,090

MFS Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Total Investments	$265,150,763

Other Assets, Less Liabilities – 0.1%	254,327

Net Assets – 100.0%	$265,405,090

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $125,368,121, representing 47.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(x)	Commodity-linked notes typically provide for interest and principal payments based on the value of a commodity indicator, such as a commodity, a commodity future or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodity or commodity markets. Commodity-linked notes have characteristics of instruments indirectly linked to the price of commodities and are subject to basis risk, the risk that there can be deviations in performance between the physical commodity market and the futures price, and counter party risk. Commodity-linked notes can be highly volatile and less liquid than other types of investments. These structured notes take into consideration a leverage factor of 300% on the return of the commodity indicator at the time the note is purchased, in order to limit counterparty exposure.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ABN Amro Bank N.V., FRN, 1%, 2014	1/27/11	$530,000	$528,927
Broadcom Corp., 1.5%, 2013	10/27/10	598,316	597,337
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/16/10	550,680	555,500
Crest G-Star, 2001-1A, “A”, CDO, FRN, 0.761%, 2016	10/27/10	507,367	509,684
ERAC USA Finance Co., 2.25%, 2014	6/24/10	249,527	250,571

Total Restricted Securities			$2,442,019
% of Net Assets			0.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
DJUBENTR	Dow Jones-UBS Energy Sub-Index Total Return, this index is comprised of futures contracts on crude oil, heating oil, unleaded gasoline and natural gas.
DJUBGRTR	Dow Jones-UBS Grains Sub-Index Total Return, this index is composed of futures contracts on corn, soybeans and wheat.
DJUBINTR	Dow Jones-UBS Industrial Metals Sub-Index Total Return, this index is composed of longer -dated futures contracts on aluminum, copper, nickel and zinc.
DJUBPRTR	Dow Jones-UBS Precious Metals Total Return Index, this index composed of futures contracts on gold and silver.
DJUBSOTR	Dow Jones-UBS Softs Sub -Index Total Return, this index is composed of futures contracts on coffee, cotton and sugar.
DJUBSTR	Dow Jones-UBS Commodity Index Total Return, this index is currently comprised of futures contracts on nineteen physical commodities.
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Commodity Strategy Fund

Supplemental Information (Unaudited) 1/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$16,132,511	$—	$16,132,511
Non-U.S. Sovereign Debt	—	21,502,897	—	21,502,897
Corporate Bonds	—	44,196,321	—	44,196,321
Residential Mortgage-Backed Securities	—	11,565,464	—	11,565,464
Asset-Backed Securities (including CDOs)	—	6,333,224	—	6,333,224
Foreign Bonds	—	28,334,291	—	28,334,291
Commodity Linked Structured Notes	—	123,023,965	—	123,023,965
Mutual Funds	14,062,090	—	—	14,062,090

Total Investments	$14,062,090	$251,088,673	$—	$265,150,763

Other Financial Instruments
Futures	$(125,404)	$—	$—	$(125,404)

For further information regarding security characteristics, see the Portfolio of Investments.

Commodity-Linked Structured Notes – The fund invests in commodity-linked derivative instruments, including commodity-linked structured notes, to provide exposure to the investment returns of the commodities markets without investing directly in commodities. The fund will not invest directly in commodities. A structured note is a type of debt instrument in which an issuer borrows money from the investor, in this case the fund, and pays back the principal adjusted for performance of the underlying index less a fee. The

MFS Commodity Strategy Fund

Supplemental Information (Unaudited) 1/31/11 - continued

structured notes may be leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are subject to prepayment, basis and counterparty risk. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only a limited recovery or may obtain no recovery in such circumstances. There is additional risk that the issuer or counterparty may be unable or unwilling to make timely payments of interest or principal. To partially mitigate this risk, MFS typically enters into these transactions with counterparties whose credit rating is investment grade. Commodity-linked structured notes are valued daily by the issuing counterparties under procedures approved by the fund’s Board of Trustees. The structured notes have an automatic redemption feature if the underlying index declines from the entrance date by the amount specified in the agreement. The fund has the option to request prepayment from the issuer at any time. The issuer of the structured note may, under certain circumstances, call back the securities on a date earlier than the maturity date. The net cash payments exchanged, which might require calculation by the issuer or its affiliates, are recorded as a realized gain or loss on investments in the Statement of Operations. The value of the structured note, which is adjusted daily and includes any related interest accruals to be received and fees to be paid by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be received and fees to be paid, is recorded as unrealized appreciation or depreciation on investments in the Statement of Operations. The fund records a realized gain or loss when a structured note is sold or matures.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$212,626,913

Gross unrealized appreciation	$53,347,521
Gross unrealized depreciation	(823,671)

Net unrealized appreciation (depreciation)	$52,523,850

(3) Derivative Contracts at 1/31/11

Futures Contracts Outstanding at 1/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	160	18,946,250	March-2011	$(125,404)

At January 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	231,319,287	(217,257,197)	14,062,090

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$70,113	$14,062,090

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: March 21, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 21, 2011

*	Print name and title of each signing officer under his or her signature.